Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2018	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,169,233	¥ 1,137,449
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,004,169	961,518
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	155,832	167,698
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	6,189	4,177
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	2,708	3,696
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	335	360
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2	2
Fair value of derivative payables	[2]	9	5
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2	2
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	[2]	9	5
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	10,109	11,441
Fair value of derivative payables	[2]	9,707	11,366
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	7,176	8,506
Fair value of derivative payables	[2]	7,143	8,473
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2,695	2,743
Fair value of derivative payables	[2]	2,382	2,611
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	197	134
Fair value of derivative payables	[2]	142	224
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	18	35
Fair value of derivative payables	[2]	21	36
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	23	23
Fair value of derivative payables	[2]	¥ 19	¥ 22

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.